Law Offices

Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 (202) 822-9611

September 18, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE: Nationwide Variable Insurance Trust (1940 Act File No.: 811-03213) – Reorganization of NVIT Money Market Fund II With and Into NVIT Money Market Fund

Dear Sir or Madam:

     Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Variable Insurance Trust (the “Registrant”). The Registration Statement is being filed to register Class II shares of beneficial interest, without par value, of NVIT Money Market Fund (the “Money Market Fund”), a series of the Registrant, that will be issued to the shareholders of NVIT Money Market Fund II (the “Money Market Fund II”), a series of the Registrant, in connection with the transfer of substantially all of the assets of the Money Market Fund II to the Money Market Fund in exchange for Class II shares of beneficial interest of the Money Market Fund, pursuant to the Plan of Reorganization.

     In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on October 19, 2009.

     The Money Market Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act. Therefore, no filing fee is due at this time.

     If you have any questions or comments regarding this filing, please call me at (202) 419-8417 or Christopher J. Zimmerman at (202) 419-8402.

Very truly yours,

/s/ Prufesh R. Modhera Prufesh R. Modhera

cc:	Barbara A. Nugent Allan J. Oster